UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30/06

Date of reporting period: 06/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                              as of June 30, 2006 (Unaudited)

DWS Small Cap Core Fund

	Shares	Value ($)

Common Stocks 96.1%
Consumer Discretionary 14.0%
Auto Components 1.1%
ArvinMeritor, Inc.	54,500	936,855
Modine Manufacturing Co.	37,600	878,336
Sauer-Danfoss, Inc.	3,400	86,428

		1,901,619
Distributors 0.4%
Building Materials Holding Corp.	25,400	707,898
Diversified Consumer Services 0.2%
Escala Group, Inc.* (a)	59,000	276,120
Hotels Restaurants & Leisure 2.3%
BJ’s Restaurants, Inc.*	6,000	134,040
Bob Evans Farms, Inc.	8,300	249,083
Buffalo Wild Wings, Inc.*	6,400	245,184
Domino’s Pizza, Inc.	13,900	343,886
Jack in the Box, Inc.*	2,100	82,320
LIFE TIME FITNESS, Inc.*	6,700	310,009
Monarch Casino & Resort, Inc.*	6,700	188,404
Papa John’s International, Inc.*	31,900	1,059,080
RARE Hospitality International, Inc.*	35,300	1,015,228
WMS Industries, Inc.*	12,000	328,680

		3,955,914
Leisure Equipment & Products 0.5%
Marvel Entertainment, Inc.*	43,100	862,000
Media 1.3%
Catalina Marketing Corp.	31,800	905,028
LodgeNet Entertainment Corp.*	6,800	126,820
Mediacom Communications Corp. “A”*	66,000	411,180
Scholastic Corp.*	28,700	745,339

		2,188,367
Multiline Retail 0.9%
Big Lots, Inc.*	62,700	1,070,916
The Bon-Ton Stores, Inc. (a)	24,800	542,624

		1,613,540
Specialty Retail 4.3%
Borders Group, Inc.	35,500	655,330
Cache, Inc.*	6,100	105,774
Cato Corp. “A”	16,050	414,892
Christopher & Banks Corp.	12,400	359,600
CSK Auto Corp.*	35,300	422,541
Genesco, Inc.*	23,900	809,493
Group 1 Automotive, Inc.	20,100	1,132,434
Guess?, Inc.*	16,300	680,525
Gymboree Corp.*	32,000	1,112,320
Jos. A. Bank Clothiers, Inc.*	6,400	153,344
Pantry, Inc.*	12,500	719,250

Select Comfort Corp.*	33,700	774,089
Shoe Carnival, Inc.*	4,000	95,440

		7,435,032
Textiles, Apparel & Luxury Goods 3.0%
Brown Shoe Co., Inc.	28,050	955,944
Carter’s, Inc.*	34,200	903,906
Kellwood Co.	37,500	1,097,625
Phillips-Van Heusen Corp.	31,900	1,217,304
Steven Madden Ltd.	30,450	901,929

		5,076,708
Consumer Staples 1.7%
Food & Staples Retailing 0.1%
The Andersons, Inc.	4,200	174,762
Food Products 1.5%
Flowers Foods, Inc.	41,700	1,194,288
J & J Snack Foods Corp.	20,600	681,242
Seaboard Corp.	500	640,000

		2,515,530
Personal Products 0.1%
Elizabeth Arden, Inc.*	7,200	128,736
Energy 6.4%
Energy Equipment & Services 1.2%
Grey Wolf, Inc.*	129,400	996,380
NS Group, Inc.*	17,500	963,900

		1,960,280
Oil, Gas & Consumable Fuels 5.2%
Cabot Oil & Gas Corp.	24,700	1,210,300
Callon Petroleum Co.*	39,100	756,194
Comstock Resources, Inc.*	21,000	627,060
Edge Petroleum Corp.*	34,000	679,320
Encore Aquisition Co.*	19,100	512,453
Harvest Natural Resources, Inc.*	52,700	713,558
Helix Energy Solutions Group, Inc.*	31,000	1,251,160
Penn Virginia Corp.	15,300	1,069,164
Swift Energy Co.*	23,900	1,026,027
Whiting Petroleum Corp.*	26,600	1,113,742

		8,958,978
Financials 19.3%
Capital Markets 0.7%
Calamos Asset Management, Inc. “A”	4,800	139,152
optionsXpress Holdings, Inc.	35,700	832,167
Waddell & Reed Financial, Inc. “A”	15,400	316,624

		1,287,943
Commercial Banks 5.4%
Alabama National BanCorp.	1,800	122,670
AMCORE Financial, Inc.	2,900	84,999
BancFirst Corp.	2,600	116,350
Bank of the Ozarks, Inc.	14,700	489,510
Center Financial Corp.	38,000	898,320
City Holding Co.	7,000	252,980
CVB Financial Corp.	21,300	333,558
First Community Bancorp.	8,200	484,456
First Financial Bankshares, Inc.	1,466	53,568
First Republic Bank	30,050	1,376,290
First State Bancorp.	2,800	66,584

Greater Bay Bancorp.	14,600	419,750
Hancock Holding Co.	11,100	621,600
Hanmi Financial Corp.	22,200	431,568
IBERIABANK Corp.	3,000	172,620
Oriental Financial Group, Inc.	71,200	908,512
Pacific Capital Bancorp.	5,500	171,160
Prosperity Bancshares, Inc.	12,000	394,680
Sterling Bancshares, Inc.	6,100	114,375
SVB Financial Group*	21,100	959,206
Taylor Capital Group, Inc.	2,600	106,106
UMB Financial Corp.	2,700	90,018
Umpqua Holdings Corp.	13,300	341,145
WesBanco, Inc.	5,700	176,643

		9,186,668
Consumer Finance 0.6%
Advanta Corp. “B”	1,700	61,115
Cash America International, Inc.	28,900	924,800
CompuCredit Corp.*	1,800	69,192

		1,055,107
Insurance 1.8%
LandAmerica Financial Group, Inc.	1,200	77,520
National Financial Partners Corp.	8,300	367,773
Navigators Group, Inc.*	19,200	841,344
Seabright Insurance Holdings*	26,000	418,860
Tower Group, Inc.	44,200	1,337,050

		3,042,547
Real Estate Investment Trusts 6.9%
Alexandria Real Estate Equities, Inc. (REIT)	6,200	549,816
American Home Mortgage Investment Corp. (REIT)	9,800	361,228
Anthracite Capital, Inc. (REIT)	16,000	194,560
BioMed Realty Trust, Inc. (REIT)	8,200	245,508
Brandywine Realty Trust (REIT)	10,300	331,351
Colonial Properties Trust (REIT)	6,900	340,860
Cousins Properties, Inc. (REIT)	15,300	473,229
EastGroup Properties, Inc. (REIT)	5,400	252,072
Equity Lifestyle Properties, Inc. (REIT)	7,100	311,193
Equity One, Inc. (REIT)	19,400	405,460
First Industrial Realty Trust, Inc. (REIT)	14,400	546,336
Glenborough Realty Trust, Inc. (REIT)	8,200	176,628
Glimcher Realty Trust (REIT)	13,600	337,416
Heritage Property Investment Trust (REIT)	12,900	450,468
Highwoods Properties, Inc. (REIT)	18,000	651,240
Home Properties, Inc. (REIT)	12,900	716,079
Lexington Corporate Properties Trust (REIT)	5,700	123,120
National Health Investors, Inc. (REIT)	5,100	137,139
National Retail Properties, Inc. (REIT)	10,900	217,455
Nationwide Health Properties, Inc. (REIT)	24,700	555,997
Newcastle Investment Corp. (REIT)	18,300	463,356
Pennsylvania Real Estate Investment Trust (REIT)	11,900	480,403
Potlatch Corp.	13,200	498,300
PS Business Parks, Inc. (REIT)	4,200	247,800
RAIT Investment Trust (REIT)	16,200	473,040
Redwood Trust, Inc. (REIT)	9,200	449,236
Sovran Self Storage, Inc. (REIT)	9,200	467,268
Sun Communities, Inc. (REIT)	11,200	364,336
Tanger Factory Outlet Centers, Inc. (REIT)	11,000	356,070
Taubman Centers, Inc. (REIT)	1,400	57,260
Washington Real Estate Investment Trust (REIT)	16,500	605,550

		11,839,774

Thrifts & Mortgage Finance 3.9%
Accredited Home Lenders Holding Co.*	18,400	879,704
BankUnited Financial Corp. “A”	14,600	445,592
Corus Bankshares, Inc.	50,300	1,316,854
Fidelity Bankshares, Inc.	6,400	203,648
FirstFed Financial Corp.*	24,200	1,395,614
NetBank, Inc.	30,000	198,900
OceanFirst Financial Corp.	3,300	73,326
PFF Bancorp., Inc.	34,250	1,135,730
TierOne Corp.	5,700	192,489
W Holding Co., Inc.	39,500	262,675
WSFS Financial Corp.	8,000	491,600

		6,596,132
Health Care 12.7%
Biotechnology 0.9%
Cubist Pharmaceuticals, Inc.*	36,800	926,624
Digene Corp.*	18,000	697,320

		1,623,944
Health Care Equipment & Supplies 2.1%
American Medical Systems Holdings, Inc.*	57,000	949,050
Biosite, Inc.*	6,200	283,092
Integra LifeSciences Holdings*	21,800	846,058
Kyphon, Inc.*	24,700	947,492
Mentor Corp.	14,300	622,050

		3,647,742
Health Care Providers & Services 4.1%
Alliance Imaging, Inc.*	89,400	572,160
Apria Healthcare Group, Inc.*	18,600	351,540
Chemed Corp.	5,800	316,274
CorVel Corp.*	8,600	215,000
Healthways, Inc.*	18,100	952,784
LCA-Vision, Inc.	14,500	767,195
Magellan Health Services, Inc.*	6,000	271,860
Odyssey HealthCare, Inc.*	44,200	776,594
Pediatrix Medical Group, Inc.*	19,400	878,820
PSS World Medical, Inc.*	7,400	130,610
Sunrise Senior Living, Inc.*	34,000	940,100
WellCare Health Plans, Inc.*	16,100	789,705

		6,962,642
Health Care Technology 0.5%
Computer Programs & Systems, Inc.	13,200	527,472
Per-Se Technologies, Inc.*	4,800	120,864
TriZetto Group, Inc.*	13,200	195,228

		843,564
Life Sciences Tools & Services 1.4%
Albany Molecular Research, Inc.*	44,500	475,260
Luminex Corp.*	48,900	850,371
PAREXEL International Corp.*	34,600	998,210

		2,323,841
Pharmaceuticals 3.7%
Alpharma, Inc. “A”	29,700	713,988
Bentley Pharmaceuticals, Inc.* (a)	31,300	343,048
Connetics Corp.*	52,200	613,872
Durect Corp.*	66,000	255,420
Hi-Tech Pharmacal Co., Inc.*	26,200	434,134
K-V Pharmaceutical Co. “A”*	42,400	791,184
Medicis Pharmaceutical Corp. “A”	36,800	883,200

Pain Therapeutics, Inc.*	67,200	561,120
Salix Pharmaceuticals Ltd.*	17,400	214,020
Sciele Pharma, Inc.*	27,100	628,449
Valeant Pharmaceuticals International	48,300	817,236

		6,255,671
Industrials 13.8%
Aerospace & Defense 0.0%
BE Aerospace, Inc.*	3,400	77,724
Air Freight & Logistics 0.5%
ABX Air, Inc.*	76,200	460,248
Hub Group, Inc. “A”*	15,600	382,668

		842,916
Airlines 1.1%
Continental Airlines, Inc. “B”*	23,900	712,220
ExpressJet Holdings, Inc.*	167,200	1,155,352

		1,867,572
Building Products 0.8%
Lennox International, Inc.	41,000	1,085,680
Universal Forest Products, Inc.	5,000	313,650

		1,399,330
Commercial Services & Supplies 3.7%
Administaff, Inc.	18,700	669,647
Banta Corp.	7,600	352,108
Consolidated Graphics, Inc.*	21,600	1,124,496
Herman Miller, Inc.	42,000	1,082,340
Kforce, Inc.*	46,700	723,383
Labor Ready, Inc.*	45,000	1,019,250
McGrath Rentcorp.	4,900	136,269
Standard Register Co.	27,000	319,950
The Advisory Board Co.*	8,400	403,956
Watson Wyatt Worldwide, Inc. “A”	13,200	463,848

		6,295,247
Construction & Engineering 0.9%
Comfort Systems USA, Inc.	10,200	145,758
EMCOR Group, Inc.*	7,100	345,557
Granite Construction, Inc.	25,400	1,149,858

		1,641,173
Electrical Equipment 2.4%
A.O. Smith Corp.	13,700	635,132
General Cable Corp.*	29,800	1,043,000
Genlyte Group, Inc.*	6,000	434,580
LSI Industries, Inc.	59,700	1,014,303
Regal-Beloit Corp.	6,700	295,805
Vicor Corp.	37,900	628,003

		4,050,823
Industrial Conglomerates 0.7%
Sequa Corp. “A”*	2,400	195,600
Walter Industries, Inc.	17,200	991,580

		1,187,180
Machinery 2.1%
Accuride Corp.*	34,400	428,968
Cascade Corp.	7,400	292,670
JLG Industries, Inc.	19,500	438,750
Nordson Corp.	2,900	142,622
The Manitowoc Co., Inc.	4,900	218,050
Trinity Industries, Inc.	22,350	902,940

Wabtec Corp.	32,500	1,215,500

		3,639,500
Road & Rail 0.6%
Dollar Thrifty Automotive Group, Inc.*	4,900	220,843
USA Truck, Inc.*	44,700	796,554

		1,017,397
Trading Companies & Distributors 1.0%
Applied Industrial Technologies, Inc.	31,050	754,825
Electro Rent Corp.*	7,900	126,558
WESCO International, Inc.*	11,400	786,600

		1,667,983
Information Technology 16.3%
Communications Equipment 0.8%
ADTRAN, Inc.	18,100	405,983
InterDigital Communications Corp.*	25,000	872,750
MasTec, Inc.*	3,200	42,272

		1,321,005
Computers & Peripherals 0.9%
Eletronics for Imaging, Inc.*	38,300	799,704
Komag, Inc.*	16,000	738,880

		1,538,584
Electronic Equipment & Instruments 1.9%
Brightpoint, Inc.*	4,300	58,179
Insight Enterprises, Inc.*	26,600	506,730
Itron, Inc.*	14,300	847,418
MTS Systems Corp.	20,300	802,053
Plexus Corp.*	25,100	858,671
Rofin-Sinar Technologies, Inc.*	3,400	195,398

		3,268,449
Internet Software & Services 1.9%
aQuantive, Inc.*	23,300	590,189
CNET Networks, Inc.*	42,600	339,948
EarthLink, Inc.*	54,500	471,970
j2 Global Communications, Inc.*	18,200	568,204
Jupitermedia Corp.*	7,200	93,600
ValueClick, Inc.*	6,100	93,635
WebEx Communications, Inc.*	19,400	689,476
Websense, Inc.*	21,400	439,556

		3,286,578
IT Services 1.4%
Acxiom Corp.	17,300	432,500
CSG Systems International, Inc.*	39,900	987,126
StarTek, Inc.	24,400	364,780
Sykes Enterprises, Inc.*	41,200	665,792

		2,450,198
Semiconductors & Semiconductor Equipment 4.8%
Advanced Energy Industries, Inc.*	43,500	575,940
Asyst Technologies, Inc.*	83,900	631,767
Atmel Corp.*	104,700	581,085
Cymer, Inc.*	18,700	868,802
Diodes, Inc.*	18,100	750,064
Fairchild Semiconductor International, Inc.*	35,800	650,486
IXYS Corp.*	11,900	114,240
Kulicke & Soffa Industries, Inc.*	65,400	484,614
Mattson Technology, Inc.*	52,000	508,040
Photronics, Inc.*	39,500	584,600

RF Micro Devices, Inc.*	109,100	651,327
Sigmatel, Inc.*	96,400	396,204
Trident Microsystems, Inc.*	31,100	590,278
Veeco Instruments, Inc.*	7,000	166,880
Zoran Corp.*	28,000	681,520

		8,235,847
Software 4.6%
Advent Software, Inc.*	25,100	905,357
Ansoft Corp.*	45,800	937,984
ANSYS, Inc.*	14,800	707,736
Blackbaud, Inc.	43,400	985,180
FalconStor Software, Inc.*	44,500	310,165
Internet Security Systems, Inc.*	20,600	388,310
Lawson Software, Inc.*	59,000	395,300
MicroStrategy, Inc., “A”*	8,200	799,664
Parametric Technology Corp.*	24,180	307,328
RSA Security, Inc.*	21,800	592,742
SPSS, Inc.*	24,000	771,360
Witness Systems, Inc.*	37,000	746,290

		7,847,416
Materials 6.6%
Chemicals 1.1%
Georgia Gulf Corp.	35,200	880,704
Pioneer Companies, Inc.*	22,300	608,344
Westlake Chemical Corp.	14,800	441,040

		1,930,088
Containers & Packaging 0.3%
Rock-Tenn Co. “A”	30,500	486,475
Metals & Mining 5.2%
AK Steel Holding Corp.*	49,200	680,436
Carpenter Technology Corp.	4,500	519,750
Century Aluminum Co.*	17,800	635,282
Chaparral Steel Co.*	11,400	821,028
Cleveland-Cliffs, Inc.	11,500	911,835
Coeur d’Alene Mines Corp.* (a)	98,700	474,747
Compass Minerals International, Inc.	31,100	775,945
Gibraltar Industries, Inc.	16,700	484,300
Metal Management, Inc.	20,000	612,400
Quanex Corp.	27,750	1,195,193
Steel Dynamics, Inc.	12,500	821,750
Steel Technologies, Inc.	35,100	682,344
Stillwater Mining Co.*	21,800	276,424

		8,891,434
Telecommunication Services 3.1%
Diversified Telecommunication Services 2.1%
Alaska Communications Systems Group, Inc.	63,900	808,335
CT Communications, Inc.	24,900	569,463
General Communication, Inc. “A”*	51,100	629,552
Golden Telecom, Inc.	35,700	904,995
North Pittsburgh Systems, Inc.	4,700	129,532
TALK America Holdings, Inc.*	81,500	504,485

		3,546,362
Wireless Telecommunication Services 1.0%
Centennial Communications Corp.	78,800	409,760
Dobson Communications Corp. “A”*	64,000	494,720
Syniverse Holdings, Inc.*	51,300	754,110
USA Mobility, Inc.	2,100	34,860

		1,693,450
Utilities 2.2%
Electric Utilities 0.9%
ALLETE, Inc.	2,400	113,640
Otter Tail Corp.	5,400	147,582
Sierra Pacific Resources*	88,300	1,236,200

		1,497,422
Gas Utilities 1.1%
New Jersey Resources Corp.	700	32,746
South Jersey Industries, Inc.	12,800	350,592
Southwest Gas Corp.	45,000	1,410,300
The Laclede Group, Inc.	5,600	192,416

		1,986,054
Multi-Utilities 0.1%
Avista Corp.	7,100	162,093
Water Utilities 0.1%
American States Water Co.	2,400	85,560
California Water Service Group	3,100	110,794

		196,354

Total Common Stocks (Cost $155,281,038)		164,445,713
	Principal Amount ($)	Value ($)

US Treasury Obligations 0.4%
US Treasury Bill, 4.58%**, 7/20/2006 (b) (Cost $653,417)	655,000	653,417
	Shares	Value ($)
Securities Lending Collateral 0.5%
Daily Assets Fund Institutional, 5.1% (c) (d) (Cost $917,750)	917,750	917,750
Cash Equivalents 3.6%
Cash Management QP Trust, 5.07% (e) (Cost $6,192,031)	6,192,031	6,192,031
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 163,044,236)	100.6	172,208,911
Other Assets and Liabilities, Net	(0.6)	(988,857)

Net Assets	100.0	171,220,054

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Annualized yield at time of purchase; not a coupon rate.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2006 amounted to $886,630 which is 0.5% of net assets.
(b)		At June 30, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending.
(e)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
At June 30, 2006, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

Russell 2000 Index	9/14/2006	18	6,391,506	6,583,500	191,994

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Core Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Core Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   August 21, 2006